HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2021 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Communications - 12.5%
Cable & Satellite - 1.6%
Comcast Corporation - Class A	10,000	$ 573,400

Entertainment Content - 2.3%
Walt Disney Company (The) (a)	4,500	803,925

Internet Media & Services - 7.3%
Alphabet, Inc. - Class C (a)	535	1,290,185
Facebook, Inc. - Class A (a)	3,800	1,249,174
		2,539,359
Telecommunications - 1.3%
Verizon Communications, Inc.	7,700	434,973

Consumer Discretionary - 13.2%
Apparel & Textile Products - 0.9%
NIKE, Inc. - Class B	2,300	313,858

Automotive - 0.9%
Magna International, Inc.	3,000	301,770

E-Commerce Discretionary - 4.2%
Amazon.com, Inc. (a)	450	1,450,381

Home Construction - 0.3%
Lennar Corporation - Class A	1,000	99,010

Leisure Facilities & Services - 4.5%
Chipotle Mexican Grill, Inc. (a)	550	754,589
Royal Caribbean Cruises Ltd. (a)	1,835	171,150
Starbucks Corporation	5,800	660,504
		1,586,243
Retail - Discretionary - 2.4%
AutoZone, Inc. (a)	265	372,749
CarMax, Inc. (a)	1,500	172,785

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Consumer Discretionary - 13.2% (Continued)
Retail - Discretionary - 2.4% (Continued)
Home Depot, Inc. (The)	950	$ 302,965
		848,499
Consumer Staples - 3.9%
Beverages - 0.8%
PepsiCo, Inc.	1,900	281,086

Food - 0.8%
Mondelēz International, Inc. - Class A	4,400	279,532

Household Products - 1.1%
Estée Lauder Companies, Inc. (The) - Class A	1,300	398,476

Retail - Consumer Staples - 1.2%
Dollar General Corporation	2,050	416,068

Energy - 4.0%
Oil & Gas Producers - 4.0%
Cabot Oil & Gas Corporation	15,500	254,200
Enbridge, Inc.	3,306	127,215
Exxon Mobil Corporation	17,050	995,208
		1,376,623
Financials - 14.9%
Banking - 7.4%
Bank of America Corporation	31,865	1,350,757
JPMorgan Chase & Company	7,450	1,223,588
		2,574,345
Institutional Financial Services - 3.0%
Morgan Stanley	11,300	1,027,735

Insurance - 2.8%
Marsh & McLennan Companies, Inc.	7,000	968,450

Specialty Finance - 1.7%
American Express Company	3,800	608,494

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Health Care - 11.3%
Biotech & Pharma - 0.7%
Eli Lilly & Company	1,000	$ 199,740
Pfizer, Inc.	1,500	58,095
		257,835
Health Care Facilities & Services - 1.8%
UnitedHealth Group, Inc.	1,500	617,880

Medical Equipment & Devices - 8.8%
Danaher Corporation	3,400	870,876
Illumina, Inc. (a)	1,750	709,870
Medtronic plc	5,000	632,950
PerkinElmer, Inc.	3,350	485,985
Thermo Fisher Scientific, Inc.	750	352,125
		3,051,806
Industrials - 8.2%
Machinery - 1.5%
Lincoln Electric Holdings, Inc.	2,350	302,163
Oshkosh Corporation	1,650	216,876
		519,039
Transportation & Logistics - 6.7%
CSX Corporation	6,000	600,720
FedEx Corporation	4,350	1,369,423
Southwest Airlines Company (a)	6,150	377,979
		2,348,122
Materials - 1.5%
Chemicals - 1.5%
Sherwin-Williams Company (The)	1,785	506,101

Real Estate - 2.9%
REITs - 2.9%
American Tower Corporation	1,200	306,552
Prologis, Inc.	6,000	707,040
		1,013,592
Technology - 24.4%
Semiconductors - 6.2%
NVIDIA Corporation	2,350	1,526,983

HVIA EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.3% (Continued)	Shares	Value
Technology - 24.4% (Continued)
Semiconductors - 6.2% (Continued)
Xilinx, Inc.	5,000	$ 635,000
		2,161,983
Software - 9.6%
Adobe, Inc. (a)	1,930	973,839
Microsoft Corporation	5,400	1,348,272
salesforce.com, inc. (a)	4,300	1,023,830
		3,345,941
Technology Hardware - 6.5%
Apple, Inc.	10,300	1,283,483
Ciena Corporation (a)	18,550	980,739
		2,264,222
Technology Services - 2.1%
Visa, Inc. - Class A	3,200	727,360

Utilities - 1.5%
Electric Utilities - 1.5%
AES Corporation (The)	11,400	289,674
Duke Energy Corporation	2,180	218,480
		508,154

Total Common Stocks - 98.3% (Cost $19,383,819)		$ 34,204,262

Other Assets in Excess of Liabilities - 1.7%		587,839

Net Assets - 100.0%		$ 34,792,101

(a)	Non-income producing security.